DERIVATIVE ROYALTY ASSET	12 Months Ended
Dec. 31, 2022
Derivative Royalty Asset [Abstract]
DERIVATIVE ROYALTY ASSET [Text Block]

5. DERIVATIVE ROYALTY ASSET

In October 2020, the Company closed an agreement to acquire an existing 27.5% price participation royalty ("PPR") interest on the operating Higginsville Gold Operations ("Higginsville") owned by Karora Resources Inc. from the Morgan Stanley Capital Group, Inc. for total consideration of $6.9 million payable in common shares of the Company. The Company issued 828,331 common shares (valued at $8.38 per share on October 13, 2020) and incurred $265,500 in transaction costs associated with this transaction.

The royalty is a 27.5% PPR royalty on the difference between the average London PM fix gold price for the quarter and A$1,340/oz on the first 2,500 ounces per quarter for a cumulative total of 34,000 ounces of gold. As the amount received by the Company will vary depending on changes in the London PM fix gold price and the changes in the exchange rate between the A$ and the US$, the Company has recognized the Higginsville PPR as a derivative asset carried at fair value through profit and loss. As per IFRS 9, the Higginsville PPR was recognized as a derivative asset upon inception at $7.2 million, any cash received from the Higginsville PPR will be used to reduce the derivative asset, and at each period-end the Company will estimate the fair value of the Higginsville PPR using a valuation model with any changes between the estimated fair value and the carrying value flowing through profit or loss in the period.

At December 31, 2022, the key inputs used in the Company's valuation model for the Higginsville PPR derivative asset were:

  9,918 ounces of gold remaining to be delivered (2021 - 19,890);
  Gold price estimate of $1,748/oz (2021 - prices ranging from $1,738/oz to $1,797/oz); and
  U.S. dollar to Australian dollar exchange rate of A$1.49 per $1.00 (2021 - rates ranging from A$1.35 to A$1.37 per $1.00).

Based on the valuation model the Company estimated the fair value at December 31, 2022, was $2,182,406 (2021 - $4,034,007). The Company recorded a mark-to-market gain on the Higginsville derivative asset of $532,373 for the year ended December 31, 2022 (2021 - $235,223 loss). The changes in the derivative royalty asset for the year ended December 31, 2022, were as follows:

Derivative
royalty asset
As at December 31, 2020	$6,432,610
Payments received or due under derivative royalty asset	(2,163,380)
Mark-to-market loss on derivative royalty asset	(235,223)
As at December 31, 2021	$4,034,007
Payments received or due under derivative royalty asset	(2,383,974)
Mark-to-market gain on derivative royalty asset	532,373
As at December 31, 2022	$2,182,406

Current portion	$2,182,406
Long-term portion	$-